Unaudited Condensed Statements of Changes in Shareholders’ Equity (Parentheticals)	11 Months Ended
Dec. 31, 2021 shares
Statement of Stockholders' Equity [Abstract]
Sale of Private Placement Warrants	6,845,000
Sale of Units not subject to redemption	1,386,989
Forfeiture of shares	381,250